Intangible Assets, Net - Future amortization expense of trademarks (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)
Intangible Assets, Net
Intangible assets, net			$ 37,734,771		$ 35,886,434	$ 38,106,325
Concessions
Intangible Assets, Net
Intangible assets, net			15,719,572		15,166,067	15,719,572
Intangible Assets with Finite Useful Lives | Trademarks
Intangible Assets, Net
Intangible assets, net			1,267,174		794,347	$ 1,740,001
Estimated useful life (in years)	P4Y
Amortization		$ 472,827	$ 472,827
Intangible Assets with Finite Useful Lives | Trademarks | 2018
Intangible Assets, Net
Amortization		472,827
Intangible Assets with Finite Useful Lives | Trademarks | 2019
Intangible Assets, Net
Amortization		$ 321,520
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets, Net
Intangible assets, net					$ 442,804
Estimated useful life (in years)		P5Y
Amortization		$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2018
Intangible Assets, Net
Amortization		110,701
Intangible Assets with Finite Useful Lives | Concessions | 2019
Intangible Assets, Net
Amortization		110,701
Intangible Assets with Finite Useful Lives | Concessions | 2020
Intangible Assets, Net
Amortization		110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets, Net
Intangible assets, net				$ 553,505
Amortization		$ 110,701